Contingencies (Details) - CNY (¥)		1 Months Ended		12 Months Ended
	Nov. 26, 2020	Mar. 31, 2023	Apr. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Ruimin Industry (Shanghai) Co., Ltd
Contingencies
Settlement made				¥ 30,000,000
Shenzhen Purcotton Technology Co., Ltd
Contingencies
Provision made					¥ 30,000,000
Tax contingencies
Contingencies
Minimum total tax payment committed to local government	¥ 965,000,000
Taxation commitment for year one		¥ 190,000,000	¥ 175,000,000